Principal activities	12 Months Ended
Dec. 31, 2020
General Information About Financial Statements [Abstract]
Principal Activities
On January 29, 2014, the Board of Directors of Fiat S.p.A. approved a proposed corporate reorganization resulting in the formation of Fiat Chrysler Automobiles N.V. and establishing Fiat Chrysler Automobiles N.V., organized in the Netherlands, as the parent of the FCA Group with its principal executive offices located at 25 St. James's Street, London SW1A 1HA, United Kingdom. Fiat Chrysler Automobiles N.V. was incorporated as a public limited liability company (naamloze vennootschap) under the laws of the Netherlands on April 1, 2014 under the name Fiat Investments N.V.
On October 12, 2014, the cross-border legal merger of Fiat S.p.A. into its 100 percent owned direct subsidiary Fiat Investments N.V. (the “2014 Merger”) became effective. The 2014 Merger, which took the form of a reverse merger, resulted in Fiat Investments N.V. being the surviving entity and it was renamed Fiat Chrysler Automobiles N.V. (“FCA NV”).
The FCA Group and its subsidiaries, of which the most significant was FCA US LLC (“FCA US”, formerly known as Chrysler Group LLC), together with its subsidiaries, were engaged in the design, engineering, manufacturing, distribution and sale of automobiles and light commercial vehicles, engines, transmission systems, metallurgical products and production systems. In addition, the FCA Group was also involved in certain other activities, including (mainly captive) services, which represent an insignificant portion of the its business. Refer to Note 3, Scope of consolidation for information on the presentation of Magneti Marelli as a discontinued operation.
On January 16, 2021, Peugeot S.A. (“PSA”) merged with and into Fiat Chrysler Automobiles N.V., with Fiat Chrysler Automobiles N.V. as the surviving company in the merger (the “merger”). On January 17, 2021, the combined company was renamed Stellantis N.V., the current members of the board of directors were appointed and the Stellantis articles of association became effective. On this date, the Stellantis management and board of directors collectively obtained the power and ability to control the assets, liabilities and operations of both FCA and PSA. As such, under IFRS 3, Business Combinations, January 17, 2021 is the acquisition date for the business combination.
In 2021, the merger will be accounted for by Stellantis using the acquisition method of accounting in accordance with IFRS 3, which requires the identification of the acquirer and the acquiree for accounting purposes. Based on the assessment of the indicators under IFRS 3 and consideration of all pertinent facts and circumstances, FCA and PSA’s management determined that PSA is the acquirer for accounting purposes and as such, the merger will be accounted for as a reverse acquisition. As a result, the financial statements of Stellantis N.V. in subsequent filings will represent the historical financial statements of PSA. Refer to Note 31, Subsequent events, included elsewhere in these financial statements for additional detail.
Unless otherwise specified, the terms “FCA Group” and “FCA” refer to FCA NV, together with its subsidiaries and its predecessor prior to the completion of the 2014 Merger, or any one or more of them, as the context may require. Any references to “Fiat” refer solely to Fiat S.p.A., the predecessor of FCA NV prior to the 2014 Merger. Unless otherwise specified, the terms “we”, “our”, “us”, the “Group”, the “Company” and “Stellantis” refer to Stellantis N.V., together with its consolidated subsidiaries, or any one or more of them, as the context may require.
All references in this report to “Euro” and “€” refer to the currency introduced at the start of the third stage of European Economic and Monetary Union pursuant to the Treaty on the Functioning of the European Union, as amended. The FCA Group’s financial information is presented in Euro. All references to “U.S. Dollars”, “U.S. Dollar”, “U.S.$” and “$” refer to the currency of the United States of America (“U.S.”).
Stellantis has filed a list of subsidiaries and associated companies, prepared in accordance with Sections 379 and 414, Book 2, Dutch Civil Code, at the Dutch trade register of Amsterdam.